Intangible Assets - Summary of Average Remaining Period for Company's Intangible Assets Subject to Amortization (Detail)	12 Months Ended
Dec. 31, 2019
Bottom of range [member] | Technology costs and management systems [member]
Disclosure of intangible assets material to entity [line items]
Average Remaining Period Intangible Assets Subject to Amortization	3 years
Bottom of range [member] | Alcohol licenses [member]
Disclosure of intangible assets material to entity [line items]
Average Remaining Period Intangible Assets Subject to Amortization	12 years
Top of range [member] | Technology costs and management systems [member]
Disclosure of intangible assets material to entity [line items]
Average Remaining Period Intangible Assets Subject to Amortization	10 years
Top of range [member] | Alcohol licenses [member]
Disclosure of intangible assets material to entity [line items]
Average Remaining Period Intangible Assets Subject to Amortization	15 years